BASIS OF PRESENTATION AND BUSINESS (Details)	Dec. 31, 2018
Intermex Wire Transfer de Guatemala S.A. [Member]
Noncontrolling Interest Items [Abstract]
Ownership percentage	99.80%
Intermex Transfers de Mexico, S.A. [Member]
Noncontrolling Interest Items [Abstract]
Ownership percentage	98.00%
Intermex Wire Transfer Corp [Member]
Noncontrolling Interest Items [Abstract]
Ownership percentage	100.00%
Intermex Wire Transfer II, LLC [Member]
Noncontrolling Interest Items [Abstract]
Ownership percentage	100.00%